June 14, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Funds, Inc.

Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

File Nos. 333-217715

Dear Mr. Buda:

Filed herewith is pre-effective amendment no. 1 (“Amendment No. 1”) to the above-referenced registration statement filed on behalf of Great-West Funds, Inc. (“Great-West Funds”).

Amendment No. 1 reflects changes in response to comments of the Commission staff (“Staff”) on the N-14 filing filed on May 5, 2017.

The N-14 filing was filed to notify shareholders that the Board of Directors of Great-West Funds approved the reorganization of the Great-West Stock Index Fund (the “Target Fund”) into the Great-West S&P 500® Index Fund (the “Acquiring Fund”).

I. RESPONSES TO STAFF COMMENTS

Set forth below is each Staff comment on the N-14 filing, communicated by telephone on June 1, 2017 by you, followed by Great-West Funds’ response. Capitalized terms not defined in this letter have the meanings given them in the N-14 filing.

Comment No. 1

Q&A #1. Explain briefly that contractholders are getting this Prospectus/Information Statement because they are invested in one of the Target Funds through variable annuity, variable life, or a qualified retirement plan. Also, explain add this to the first page of the information statement/prospectus and add a definition of permitted account.

Response

Comment complied with by explaining why shareholders are receiving the Prospectus/Information Statement as follows:

“You are receiving this Information Statement/Prospectus because you are invested in the Target Fund through insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, individual retirement accounts, qualified retirement plans, or college savings programs (collectively, “Permitted Accounts”).”

This disclosure was added to the first Q&A and the first page of the Prospectus/Information Statement as requested.

Comment No. 2

Q&A #3. Please compare the differences between the other expenses.

Response

Comment complied with by explaining that the Target Fund and Acquiring Fund have the same Shareholder Services Fees, and that the Acquiring Fund has lower “other expenses” than the Target Fund.

Comment No. 3

Global comment. Please change all references from “total value of the [Fund]” to “total net asset value of the [Fund].”

Response

Comment complied with by changing all references from “total value” to “total net asset value.”

Comment No. 4

Cover page of information statement. Please change all references to “total value of the [Fund]” to “total net asset value of the [Fund].”

Response

Comment complied with by changing all references from “total value” to “total net asset value.”

Comment No. 5

Summary, Page 1. Delete “qualified by reference to” language as the description must be complete and accurate.

Response

Comment complied with by removing the “qualified by reference to” language.

Comment No. 6

Background, Page 1. Under the 3rd paragraph, please update the “as of” date for the indices weighting information.

Response

Comment complied with by updating the indices weighting information “as of” date from November 30, 2016 to March 31, 2017.

Comment No. 7

Investment Strategies, Page 2. Please highlight and discuss the differences between the investment strategies.

Response

Comment complied with by explaining that the only difference in investment strategies for these funds is the index that the respective fund seeks to track.

Comment No. 8

Fees and Expenses, Page 3. Please add a disclosure that fees and expenses listed in the table do not reflect expenses of any permitted account, and if the table did reflect it, the fees and expenses shown would be higher.

Response

Comment complied with by adding the following statement:

“The tables below do not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses shown would be higher.”

Comment No. 9

Fees and Expenses, Page 3. Delete reference to December 31, 2016 so as to clarify that the expenses reflect the current expenses.

Response

Comment complied with by removing the references to December 31, 2016. The fees and expenses listed in the table reflect the current fees and expenses for the Funds.

Comment No. 10

Fees and Expenses, Page 3. Please explain the estimate for “other expenses.” Footnote 1 explains that “Total Other Expenses” are based on estimated amounts for the current fiscal year. Please clarify whether other amounts have been restated as well.

Response

This is referring to the management fee breakpoints and fee restructuring that was effective May 1, 2017. Prior to May 1, 2017, Great-West Capital Management (“GWCM”) was responsible for paying each Fund’s operating expenses as part of the management fee. Effective May 1, 2017, GWCM’s management fee decreased commensurate with, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and the operating expenses of the Fund will be paid directly by the Fund. Additionally, breakpoints on the management fee paid to GWCM became effective May 1, 2017 for certain underlying funds. As a result of this May 1, 2017 fee arrangement, estimated expenses are necessary because the actual expenses are not yet known. Registrant confirms these expenses are the current fees and expenses as of May 1, 2017.

Comment No. 11

Fees and Expenses, Fee Waiver, Page 3. For the fee waiver, please state whether the fee waiver for the Target Fund will continue to be subject to recapture after the reorganization.

Response

Comment complied with by adding a statement that waivers and reimbursements for the Target Fund between May 1, 2017 and July 14, 2017 are subject to recoupment in future periods pursuant to the expense limitation agreement.

Comment No. 12

Principal Investment Risks, Page 4. Please move this principal investment risks section so that it comes immediately after the synopsis (N-14 item 3(c)).

Response

Comment complied with by moving the principal investment risks section so that it immediately follows the synopsis.

Comment No. 13

Advisory Fees, Page 9. Please clarify whether the fee waiver agreement will survive the reorganization to allow advisor to recoup any of the waived amounts.

Response

Comment complied with by adding a statement that waivers and reimbursements for the Target Fund between May 1, 2017 and July 14, 2017 are subject to recoupment in future periods pursuant to the expense limitation agreement.

Comment No. 14

The Proposed Reorganization, Page 10. Please remove the last sentence stating, “The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.”

Response

Comment complied with by removing the last sentence stating, “The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.”

Comment No. 15

The Proposed Reorganization, Page 11. This section provides that if “it is determined that the portfolios of the Target Fund and Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.” Please explain what limitations are being discussed.

Response

Comment complied with by clarifying that this statement is referring to the limitations stated in the previous sentence, which are limitations imposed by the Acquiring Fund’s investment objectives, policies, and investment restrictions.

Comment No. 16

Material Tax Consequences, Page 13. Please confirm the tax opinion covers the statement that “investors who hold shares of the Target Fund through a Permitted Account are not expected to be currently taxed for federal income tax purposes on any dividends or distributions made by the Target Fund in connection with this reorganization.”

Response

Per our telephone discussion on June 13, 2017, Registrant certifies that the executed opinion of counsel supporting the tax matters discussed in the Information Statement/Prospectus, as described in Item 17(3) of Part C, will support the following statement:

“For federal income tax purposes, shareholders of the Target Fund and investors who own shares of the Target Fund through a variable annuity contract or variable life insurance policy will not recognize any taxable income, gains or losses as a direct result of the Reorganization.”

Additionally, per our telephone discussion on June 13, 2017, to be consistent with the tax opinion, Registrant has revised the statement that is the subject of this Comment 16 in the N-14 from “investors who hold shares of the Target Fund through a Permitted Account are not expected to be currently taxed for federal income tax purposes on any dividends or distributions made by the Target Fund in connection with this reorganization” to “Shareholders of the Target Fund and investors who hold shares of the Target Fund through a variable contract are not expected to recognize any taxable income, gains or losses for federal income tax purposes as a direct result of this reorganization.” Finally, per our telephone discussion, to be consistent with the tax opinion, Registrant made similar corrections to similar tax language with generic references to investors in the N-14 (Q&A #5, Material Federal Income Tax Consequences of the Reorganization on Page 2, and the Material Federal Income Tax Consequences on page 13).

Comment No. 17

Capitalization Table, Page 14. Please include a footnote explaining all pro forma adjustments to the Capitalization Table.

Response

Comment complied with by adding the following footnote explaining all pro forma adjustments:

“Adjustment to reflect transfer of Target Fund shares into Acquiring Fund shares in connection with this proposed reorganization.”

Comment No. 18

Fees and Expense Ratios, Page 17. Please explain or correct the reference to the Institutional Class share when this reorganization only involves Investor Class shares.

Response

Please note that Board considered the Institutional Class in its deliberations with respect to fees and expenses. The difference in fees and expenses between the Institutional Class and the Investor Class are attributable to the Shareholder Services Fee, which is the same between the Target Fund and the Acquired Fund.

Comment No. 19

Beneficial Ownership tables for Target Funds, Pages 18-19. With respect to the tables for the Target Fund, please change the heading of the final column from “Combined Fund” to “Target Fund” because the investors would own some of the Combined Fund. Additionally, is it accurate to call it the “Estimated Pro Forma Percentage Ownership of the Combined Fund” or “Estimated Pro Forma Percentage Ownership of the Acquiring Fund”? Finally, please correct the data for the Estimated Pro Forma Ownership.

Response

Comment complied with.

With respect to the Target Fund beneficial ownership table, Registrant agrees that a change from “Combined Fund” to “Target Fund” would be accurate if Registrant listed the ownership of the Target Fund as 0.00% after the reorganization. However, after reviewing the Form N-14 Item 7(c)(4)(ii), Registrant determined this requirement is asking to display the effect of the reorganization on shareholders with 5% or more ownership of the Target Fund. To comply with this requirement, Registrant revised the “Combined Fund” column to read “Acquiring Fund” and revised the data to disclose what each shareholder with 5% or more ownership of each Target Fund will own with respect to the Acquiring Fund (i.e., surviving fund) after the reorganization.

With respect to the Acquiring Fund beneficial ownership table, Registrant corrected the data and changed the title of the pro forma column to “Estimated Pro Forma Percentage Ownership of the Acquiring Fund.” Additionally, consistent with the Form N-14 Item 7(c)(4)(ii) requirement (i.e., this requirement asks to disclose the effect of the reorganization on shareholders with 5% or more beneficial ownership interest), Registrant deleted any owners that were previously listed as 0.00% owners of the Acquiring Fund as this information is now disclosed in the Target Fund 5% beneficial ownership tables.

Comment No. 20

SAI, Page 18. Please include footnotes and explanations for all pro forma adjustments made to the statement of operations

Response

Comment complied with by adding the following footnotes explaining all pro forma adjustments:

“Adjustment to reflect the changes of management fees in connection with the proposed reorganization.”

“Adjustment to reflect the expense structure changes.”

Comment No. 21

Part C, Item 15 Indemnification, Page C-1, Please include the language required by Rule 484 for indemnification of officers and directors.

Response

Comment complied with by adding the requested Rule 484 language to the indemnification section as follows:

“Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Comment No. 22

Part C, Item 16 Exhibits. Please file the actual Agreement and Plan of Reorganization rather than the form of such agreement.

Response

Comment complied with by filing the actual Agreement and Plan of Reorganization.

Comment No. 23

Signature Pages. Please confirm that the principal accounting officer has signed the N-14.

Response

Registrant confirms that the principal accounting officer is the same person as the Chief Financial Officer & Treasurer.

Please direct any question or comment regarding Pre-Effective Amendment No. 1 to Mike Knowles at (303) 737-0172 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Vice President, Counsel & Secretary

cc:	Renee Hardt, Esq., Vedder Price P.C.